Note 5 - Marketable Securities - Marketable Securities (Details) (Parentheticals) $ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2019 CAD ($)	Mar. 31, 2018 CAD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)
Statement Line Items [Line Items]
Total Marketable securities	$ 11,892	$ 26
Term deposit, one [Member]
Statement Line Items [Line Items]
Total Marketable securities		$ 26		$ 20
Term deposit, one [Member] | Bottom of range [member]
Statement Line Items [Line Items]
Financial instrument, interest rate		2.23%
Term deposit, one [Member] | Top of range [member]
Statement Line Items [Line Items]
Financial instrument, maturity date		March 13, 2019
Term deposit, two[Member]
Statement Line Items [Line Items]
Total Marketable securities	$ 2,696		$ 2,020
Financial instrument, interest rate	2.50%
Term deposit, two[Member] | Bottom of range [member]
Statement Line Items [Line Items]
Financial instrument, maturity date	April 8, 2019
Term deposit, two[Member] | Top of range [member]
Statement Line Items [Line Items]
Financial instrument, maturity date	March 12, 2020
Treasury bills [Member]
Statement Line Items [Line Items]
Total Marketable securities	$ 9,196
Treasury bills [Member] | Bottom of range [member]
Statement Line Items [Line Items]
Financial instrument, interest rate	1.83%
Financial instrument, maturity date	April 2, 2019
Treasury bills [Member] | Top of range [member]
Statement Line Items [Line Items]
Financial instrument, interest rate	1.90%
Financial instrument, maturity date	July 25, 2019